Loans Receivable (excluding Covered Loans) - Loans Receivable, Analysis of Age of Loans in Past Due Status (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans, net of LIP & charge-offs	$ 8,323,544
Loans based on number of days delinquent, current	8,203,280
Loans based on number of days delinquent, 30 days	19,762
Loans based on number of days delinquent, 60 days	27,907
Loans based on number of days delinquent, 90 days	72,595
Loans based on number of days delinquent, total	120,264
Ratio of past due loans to total loans, net of charge-offs and LIPs	1.44%
Non-acquired loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans, net of LIP & charge-offs	8,063,364
Loans based on number of days delinquent, current	7,947,551
Loans based on number of days delinquent, 30 days	19,477
Loans based on number of days delinquent, 60 days	26,449
Loans based on number of days delinquent, 90 days	69,887
Loans based on number of days delinquent, total	115,813
Ratio of past due loans to total loans, net of charge-offs and LIPs	1.44%
Non-acquired loans | Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans, net of LIP & charge-offs	5,557,753
Loans based on number of days delinquent, current	5,467,239
Loans based on number of days delinquent, 30 days	15,926
Loans based on number of days delinquent, 60 days	9,139
Loans based on number of days delinquent, 90 days	65,449
Loans based on number of days delinquent, total	90,514
Ratio of past due loans to total loans, net of charge-offs and LIPs	1.63%
Non-acquired loans | Construction - speculative
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans, net of LIP & charge-offs	87,035
Loans based on number of days delinquent, current	87,035
Loans based on number of days delinquent, 30 days	0
Loans based on number of days delinquent, 60 days	0
Loans based on number of days delinquent, 90 days	0
Loans based on number of days delinquent, total	0
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.00%
Non-acquired loans | Construction - custom
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans, net of LIP & charge-offs	192,098
Loans based on number of days delinquent, current	191,262
Loans based on number of days delinquent, 30 days	836
Loans based on number of days delinquent, 60 days	0
Loans based on number of days delinquent, 90 days	0
Loans based on number of days delinquent, total	836
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.44%
Non-acquired loans | Land - acquisition & development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans, net of LIP & charge-offs	68,066
Loans based on number of days delinquent, current	67,911
Loans based on number of days delinquent, 30 days	155
Loans based on number of days delinquent, 60 days	0
Loans based on number of days delinquent, 90 days	0
Loans based on number of days delinquent, total	155
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.23%
Non-acquired loans | Land - consumer lot loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans, net of LIP & charge-offs	108,589
Loans based on number of days delinquent, current	104,571
Loans based on number of days delinquent, 30 days	1,246
Loans based on number of days delinquent, 60 days	304
Loans based on number of days delinquent, 90 days	2,468
Loans based on number of days delinquent, total	4,018
Ratio of past due loans to total loans, net of charge-offs and LIPs	3.70%
Non-acquired loans | Multi-family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans, net of LIP & charge-offs	892,196
Loans based on number of days delinquent, current	891,372
Loans based on number of days delinquent, 30 days	205
Loans based on number of days delinquent, 60 days	16
Loans based on number of days delinquent, 90 days	603
Loans based on number of days delinquent, total	824
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.09%
Non-acquired loans | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans, net of LIP & charge-offs	529,453
Loans based on number of days delinquent, current	513,409
Loans based on number of days delinquent, 30 days	67
Loans based on number of days delinquent, 60 days	15,118
Loans based on number of days delinquent, 90 days	859
Loans based on number of days delinquent, total	16,044
Ratio of past due loans to total loans, net of charge-offs and LIPs	3.03%
Non-acquired loans | Commercial & industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans, net of LIP & charge-offs	379,226
Loans based on number of days delinquent, current	377,848
Loans based on number of days delinquent, 30 days	53
Loans based on number of days delinquent, 60 days	1,318
Loans based on number of days delinquent, 90 days	7
Loans based on number of days delinquent, total	1,378
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.36%
Non-acquired loans | HELOC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans, net of LIP & charge-offs	116,262
Loans based on number of days delinquent, current	115,262
Loans based on number of days delinquent, 30 days	335
Loans based on number of days delinquent, 60 days	292
Loans based on number of days delinquent, 90 days	373
Loans based on number of days delinquent, total	1,000
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.86%
Non-acquired loans | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans, net of LIP & charge-offs	132,686
Loans based on number of days delinquent, current	131,642
Loans based on number of days delinquent, 30 days	654
Loans based on number of days delinquent, 60 days	262
Loans based on number of days delinquent, 90 days	128
Loans based on number of days delinquent, total	1,044
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.79%
Acquired loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans, net of LIP & charge-offs	180,892
Loans based on number of days delinquent, current	178,945
Loans based on number of days delinquent, 30 days	126
Loans based on number of days delinquent, 60 days	474
Loans based on number of days delinquent, 90 days	1,347
Loans based on number of days delinquent, total	1,947
Ratio of past due loans to total loans, net of charge-offs and LIPs	1.08%
Acquired loans | Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans, net of LIP & charge-offs	11,716
Loans based on number of days delinquent, current	11,693
Loans based on number of days delinquent, 30 days	0
Loans based on number of days delinquent, 60 days	0
Loans based on number of days delinquent, 90 days	23
Loans based on number of days delinquent, total	23
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.20%
Acquired loans | Construction - speculative
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans, net of LIP & charge-offs	0
Loans based on number of days delinquent, current	0
Loans based on number of days delinquent, 30 days	0
Loans based on number of days delinquent, 60 days	0
Loans based on number of days delinquent, 90 days	0
Loans based on number of days delinquent, total	0
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.00%
Acquired loans | Construction - custom
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans, net of LIP & charge-offs	0
Loans based on number of days delinquent, current	0
Loans based on number of days delinquent, 30 days	0
Loans based on number of days delinquent, 60 days	0
Loans based on number of days delinquent, 90 days	0
Loans based on number of days delinquent, total	0
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.00%
Acquired loans | Land - acquisition & development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans, net of LIP & charge-offs	905
Loans based on number of days delinquent, current	905
Loans based on number of days delinquent, 30 days	0
Loans based on number of days delinquent, 60 days	0
Loans based on number of days delinquent, 90 days	0
Loans based on number of days delinquent, total	0
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.00%
Acquired loans | Land - consumer lot loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans, net of LIP & charge-offs	2,502
Loans based on number of days delinquent, current	2,132
Loans based on number of days delinquent, 30 days	0
Loans based on number of days delinquent, 60 days	370
Loans based on number of days delinquent, 90 days	0
Loans based on number of days delinquent, total	370
Ratio of past due loans to total loans, net of charge-offs and LIPs	14.79%
Acquired loans | Multi-family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans, net of LIP & charge-offs	2,999
Loans based on number of days delinquent, current	2,999
Loans based on number of days delinquent, 30 days	0
Loans based on number of days delinquent, 60 days	0
Loans based on number of days delinquent, 90 days	0
Loans based on number of days delinquent, total	0
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.00%
Acquired loans | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans, net of LIP & charge-offs	97,715
Loans based on number of days delinquent, current	96,948
Loans based on number of days delinquent, 30 days	104
Loans based on number of days delinquent, 60 days	0
Loans based on number of days delinquent, 90 days	663
Loans based on number of days delinquent, total	767
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.78%
Acquired loans | Commercial & industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans, net of LIP & charge-offs	51,329
Loans based on number of days delinquent, current	51,229
Loans based on number of days delinquent, 30 days	0
Loans based on number of days delinquent, 60 days	100
Loans based on number of days delinquent, 90 days	0
Loans based on number of days delinquent, total	100
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.19%
Acquired loans | HELOC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans, net of LIP & charge-offs	8,056
Loans based on number of days delinquent, current	8,056
Loans based on number of days delinquent, 30 days	0
Loans based on number of days delinquent, 60 days	0
Loans based on number of days delinquent, 90 days	0
Loans based on number of days delinquent, total	0
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.00%
Acquired loans | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans, net of LIP & charge-offs	5,670
Loans based on number of days delinquent, current	4,983
Loans based on number of days delinquent, 30 days	22
Loans based on number of days delinquent, 60 days	4
Loans based on number of days delinquent, 90 days	661
Loans based on number of days delinquent, total	687
Ratio of past due loans to total loans, net of charge-offs and LIPs	12.12%
Credit-impaired acquired loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans, net of LIP & charge-offs	79,288
Loans based on number of days delinquent, current	76,784
Loans based on number of days delinquent, 30 days	159
Loans based on number of days delinquent, 60 days	984
Loans based on number of days delinquent, 90 days	1,361
Loans based on number of days delinquent, total	2,504
Ratio of past due loans to total loans, net of charge-offs and LIPs	3.16%
Credit-impaired acquired loans | Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans, net of LIP & charge-offs	325
Loans based on number of days delinquent, current	325
Loans based on number of days delinquent, 30 days	0
Loans based on number of days delinquent, 60 days	0
Loans based on number of days delinquent, 90 days	0
Loans based on number of days delinquent, total	0
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.00%
Credit-impaired acquired loans | Construction - speculative
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans, net of LIP & charge-offs	0
Loans based on number of days delinquent, current	0
Loans based on number of days delinquent, 30 days	0
Loans based on number of days delinquent, 60 days	0
Loans based on number of days delinquent, 90 days	0
Loans based on number of days delinquent, total	0
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.00%
Credit-impaired acquired loans | Construction - custom
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans, net of LIP & charge-offs	0
Loans based on number of days delinquent, current	0
Loans based on number of days delinquent, 30 days	0
Loans based on number of days delinquent, 60 days	0
Loans based on number of days delinquent, 90 days	0
Loans based on number of days delinquent, total	0
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.00%
Credit-impaired acquired loans | Land - acquisition & development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans, net of LIP & charge-offs	1,581
Loans based on number of days delinquent, current	1,581
Loans based on number of days delinquent, 30 days	0
Loans based on number of days delinquent, 60 days	0
Loans based on number of days delinquent, 90 days	0
Loans based on number of days delinquent, total	0
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.00%
Credit-impaired acquired loans | Land - consumer lot loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans, net of LIP & charge-offs	0
Loans based on number of days delinquent, current	0
Loans based on number of days delinquent, 30 days	0
Loans based on number of days delinquent, 60 days	0
Loans based on number of days delinquent, 90 days	0
Loans based on number of days delinquent, total	0
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.00%
Credit-impaired acquired loans | Multi-family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans, net of LIP & charge-offs	0
Loans based on number of days delinquent, current	0
Loans based on number of days delinquent, 30 days	0
Loans based on number of days delinquent, 60 days	0
Loans based on number of days delinquent, 90 days	0
Loans based on number of days delinquent, total	0
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.00%
Credit-impaired acquired loans | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans, net of LIP & charge-offs	63,713
Loans based on number of days delinquent, current	61,713
Loans based on number of days delinquent, 30 days	152
Loans based on number of days delinquent, 60 days	909
Loans based on number of days delinquent, 90 days	939
Loans based on number of days delinquent, total	2,000
Ratio of past due loans to total loans, net of charge-offs and LIPs	3.14%
Credit-impaired acquired loans | Commercial & industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans, net of LIP & charge-offs	3,477
Loans based on number of days delinquent, current	3,470
Loans based on number of days delinquent, 30 days	7
Loans based on number of days delinquent, 60 days	0
Loans based on number of days delinquent, 90 days	0
Loans based on number of days delinquent, total	7
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.20%
Credit-impaired acquired loans | HELOC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans, net of LIP & charge-offs	10,138
Loans based on number of days delinquent, current	9,641
Loans based on number of days delinquent, 30 days	0
Loans based on number of days delinquent, 60 days	75
Loans based on number of days delinquent, 90 days	422
Loans based on number of days delinquent, total	497
Ratio of past due loans to total loans, net of charge-offs and LIPs	4.90%
Credit-impaired acquired loans | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loans, net of LIP & charge-offs	54
Loans based on number of days delinquent, current	54
Loans based on number of days delinquent, 30 days	0
Loans based on number of days delinquent, 60 days	0
Loans based on number of days delinquent, 90 days	0
Loans based on number of days delinquent, total	$ 0
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.00%